Cover	Dec. 27, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Steven Madden, Ltd. (the “Company”) filed with the Securities and Exchange Commission on January 3, 2020. The purpose of this Amendment No. 1 is (1) to correct the commencement date of the vesting of restricted stock granted to Amelia Newton Varela; (2) to clarify the inclusion of the EBIT of acquired businesses in the calculation of Ms. Varela’s annual bonus; (3) to clarify the description of the payment that Ms. Varela will receive in the event of the termination of her employment without cause after a change of control; (4) to correct the description of Awadhesh Sinha’s annual salary for 2021 and his monthly automobile allowance under his employment agreement; and (5) to correct the dates of Ms. Varela’s and Mr. Sinha’s Employment Agreements in the list of exhibits in Item 9.01(d).
Document Period End Date	Dec. 27, 2019
Entity File Number	000-23702
Entity Registrant Name	STEVEN MADDEN, LTD.
Entity Central Index Key	0000913241
Entity Tax Identification Number	13-3588231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	52-16 Barnett Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11104
City Area Code	(718)
Local Phone Number	446-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SHOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false